Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

15.       Property, plant and equipment

Property, plant and equipment are stated at acquisition and/or construction cost, less accumulated depreciation and impairment losses (the latter only if applicable). Depreciation is calculated based on the straight-line method over terms that take into account the expected useful lives of the assets and their residual values. On December 31, 2022 and 2021, the Company does not present indications of impairment in its property, plant and equipment. Property, plant and equipment values recorded in the acquisition of Cozani were adjusted to its recoverable values as described in Note 14.

The estimated costs of dismantling towers and equipment on rented properties are capitalized and depreciated over the estimated useful lives of these assets. The Company recognizes the present value of these costs in property, plant and equipment with a counter-entry to the liability “provision for future asset retirement”. Interest incurred on updating the provision is classified within financial expenses.

Gains and losses on disposal are determined by comparing the amounts of these disposals with the book value at the time of the transaction and are recognized in “other operating expenses (revenue), net” in the statement of income.

•	Changes in property, plant and equipment

	Balance in December 2021	Additions / depreciation	Write-offs	Transfers	Acquisitions of subsidiary (Note .1.2)	Balance in December 2022

Total cost of property, plant and equipment, gross	49,159,678	6,031,485	(735,593)	-	11,302,035	65,757,605
Commutation/transmission equipment	25,854,454	(4,788)	(129,957)	3,028,504	6,313,024	35,061,237
Fiber optic cables	778,512	-	-	4,884	-	783,396
Leased handsets	2,806,454	752	(17,149)	166,099	920,690	3,876,846
Infrastructure	6,443,285	-	(16,296)	493,409	789,657	7,710,055
Informatics assets	1,756,340	-	(342,836)	31,032	336,161	1,780,697
General use assets	916,845	-	(4,840)	41,503	13,054	966,562
Right of use assets	9,779,327	2,205,253	(223,107)	-	2,929,449	14,690,922
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

Total Accumulated Depreciation	(30,851,278)	(5,052,761)	591,144	-	(7,783,558)	(43,096,453)
Commutation/transmission equipment	(18,187,994)	(2,234,352)	129,196	-	(5,941,968)	(26,235,118)
Fiber optic cables	(522,205)	(61,649)	-	-	-	(583,854)
Leased handsets	(2,534,691)	(155,902)	11,694	-	(919,560)	(3,598,459)
Infrastructure	(4,043,155)	(390,832)	15,654	-	(573,680)	(4,992,013)
Informatics assets	(1,629,730)	(78,418)	369,807	-	(337,265)	(1,675,606)
General use assets	(649,229)	(50,097)	4,397	-	(11,085)	(706,014)
Right of use assets	(3,284,274)	(2,081,511)	60,396	-	-	(5,305,389)
Total property, plant and equipment, net	18,308,400	978,724	(144,449)	-	3,518,477	22,661,152
Commutation/transmission equipment	7,666,460	(2,239,140)	(761)	3,028,504	371,056	8,826,119
Fiber optic cables	256,307	(61,649)	-	4,884	-	199,542
Leased handsets	271,763	(155,150)	(5,455)	166,099	1,130	278,387
Infrastructure	2,400,130	(390,832)	(642)	493,409	215,977	2,718,042
Informatics assets	126,610	(78,418)	26,971	31,032	(1,104)	105,091
General use assets	267,616	(50,097)	(443)	41,503	1,969	260,548
Right of use assets	6,495,053	123,742	(162,711)	-	2,929,449	9,385,533
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

	Balance in December 2020	Additions	Write-offs (i)	Transfers	Balance in December 2021

Total cost of property, plant and equipment, gross	47,429,167	5,572,362	(3,841,851)	-	49,159,678
Commutation/transmission equipment	25,875,916	26,905	(2,920,511)	2,872,144	25,854,454
Fiber optic cables	878,100	-	(125,366)	25,778	778,512
Leased handsets	2,643,336	805	(13,495)	175,808	2,806,454
Infrastructure	6,436,572	-	(511,635)	518,348	6,443,285
Informatics assets	1,770,386	-	(46,584)	32,538	1,756,340
General use assets	902,287	-	(43,401)	57,959	916,845
Right of use assets	8,367,895	1,591,307	(179,875)	-	9,779,327
Land	40,794	-	-	-	40,794
Construction in progress	513,881	3,953,345	(984)	(3,682,575)	783,667

Total Accumulated Depreciation	(29,328,469)	(3,951,760)	2,428,951	-	(30,851,278)
Commutation/transmission equipment	(18,130,526)	(1,983,589)	1,926,121	-	(18,187,994)
Fiber optic cables	(482,613)	(65,669)	26,077	-	(522,205)
Leased handsets	(2,398,217)	(145,661)	9,187	-	(2,534,691)
Infrastructure	(4,018,854)	(408,540)	384,239	-	(4,043,155)
Informatics assets	(1,617,970)	(58,209)	46,449	-	(1,629,730)
General use assets	(637,903)	(48,204)	36,878	-	(649,229)
Right of use assets	(2,042,386)	(1,241,888)	-	-	(3,284,274)
Total property, plant and equipment, net	18,100,698	1,620,602	(1,412,900)	-	18,308,400
Commutation/transmission equipment	7,745,390	(1,956,684)	(994,390)	2,872,144	7,666,460
Fiber optic cables	395,487	(65,669)	(99,289)	25,778	256,307
Leased handsets	245,119	(144,856)	(4,308)	175,808	271,763
Infrastructure	2,417,718	(408,540)	(127,396)	518,348	2,400,130
Informatics assets	152,416	(58,209)	(135)	32,538	126,610
General use assets	264,384	(48,204)	(6,523)	57,959	267,616
Right of use assets	6,325,509	349,419	(179,875)	-	6,495,053
Land	40,794	-	-	-	40,794
Construction in progress (II)	513,881	3,953,345	(984)	(3,682,575)	783,667

(i)	In the year 2021, net write-offs are mainly represented by:

. R$ 1,218,340 as write-off of property, plant and equipment, which makes up part of the balance of R$ 1,211,789 of net assets that was paid-in as share capital of I-Systems (formerly FiberCo) on November 1, 2021, as described in Note 1.

. R$ 179,875 in rights of use in leases due to remeasurement of contracts, including changes in the term and scope of rentals.

(ii) The construction in progress represents the cost of projects in progress related to the construction of networks and/or other tangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets.

The lease rights of use are represented by leased agreements of identifiable assets within the scope of IFRS16 standard. These rights refer to leases of network infrastructure, stores and kiosks, real estate, land (Network) and fiber, as below:

Right-of-use in lease	Network infrastructure	Shops & kiosks & real estate	Land (Network)	Fiber	Total
Balances at December 31, 2021	3,048,509	541,312	1,504,233	1,400,999	6,495,053
Opening balance	2,143,142	-	786,307	-	2,929,449
Additions	1,312,785	243,162	560,755	88,551	2,205,253
Remeasurement	(60,187)	(14,715)	(83,045)	(4,764)	(162,711)
Depreciation	(1,097,799)	(130,549)	(374,459)	(478,704)	(2,081,511)
Balances at December 31, 2022	5,346,450	639,210	2,393,791	1,006,082	9,385,533

Useful life – %	12.25	11.25%	12.12	7.41%

•	Depreciation rates

Annual fee %
Commutation / transmission equipment	08–14.29
Fiber optic cables	4–10
Leased handsets	14.28–50
Infrastructure	4–20
Informatics assets	10–20
General use assets	10–20

In 2022, pursuant to IAS 16, the Company assessed the useful life estimates for their property, plant and equipment, concluding that there were no significant changes or alterations to the circumstances on which the estimates were based that would justify changes to the useful lives currently in use.